Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company’s share option activity and related information for employees and directors for the years ended December 31, 2017, 2016 and 2015:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2015	-	$-		-	-
Changes during the period:
Assumed in Acquisition	2,516,690	$1.47	$0.55
Granted Following the Acquisition	59,710,698	$0.31	$0.20
Forfeited	(865,190)	$1.22	$0.67
Options outstanding at December 31, 2015	61,362,198	$0.34			-
Changes during the period:
Granted	22,700,000	$0.14	$0.09
Forfeited	(4,690,000)	$0.21	$0.12
Options outstanding at December 31, 2016	79,372,198	$0.29			-
Changes during the period:
Granted	50,250,000	$0.05	$0.03
Forfeited	(40,010,200)	$0.32	$0.19
Options outstanding at December 31, 2017	89,611,998	$0.15		8.8	$266,011
Exercisable options at December 31, 2017	29,650,429	$0.24		8.0	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Below are the assumptions used for the options granted during the years ended December 31, 2017, 2016 and 2015:

		December 31,
	2017	2016	2015
Expected dividend yield	0%	0%	0%
Expected volatility	78.77%-82.03%	74.18%-80.71%	71.28%-81.79%
Risk-free interest	1.21%-2.21%	1.03%-1.52%	1.51%-2.27%
Expected life	5.5-6.25 years	5.5-6.25 years	5.5-10 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of the Company’s share options granted separated into ranges of exercise price:

Exercise price (range) ($)	Options outstanding at December 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Options exercisable at December 31, 2017	Remaining contractual life (years for exercisable options)	Weighted average exercise price ($)
0.08-0.19	68,013,351	9.17	0.08	16,950,450	8.36	0.15
0.32	21,053,647	7.72	0.32	12,154,979	7.72	0.32
0.60-0.75	170,000	6.27	0.69	170,000	6.27	0.69
1.56	175,000	4.26	1.56	175,000	4.26	1.56
2.00	200,000	5.73	2.00	200,000	5.73	2.00
	89,611,998			29,650,429

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The warrants outstanding at December 31, 2017, classified as equity, were issued in connection with several private placements of the Company as follows:

Grant date	Number of warrants	Exercise Price	Expiration date
2013 warrants	399,160	$2.00	January 16, 2018-September 17, 2018